Interest and Other Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Interest and Other Income.
Schedule of interest and other income
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$81,267	$—	$226,261	$—
Cost of sales	(67,915)	—	(191,636)	—

	13,352	—	34,625	—
Interest and Other	20,737	2,448	47,223	41,270

Total	$34,089	$2,448	$81,848	$41,270

(a)
Other income for 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our condensed, consolidated statements of income. AeroTurbine was acquired on October 7, 2011.

	2011	2010	2009
	(Dollars in thousands)
Interest	$11,621	$20,276	$20,415
Management fee income	10,202	10,764	10,655
AeroTurbine revenue(a)
Engines, parts and supplies	71,778	—	—
Cost of sales	(62,070)	—	—

	9,708	—	—

Other	26,379	30,702	27,139

Total	$57,910	$61,742	$58,209

(a)
Other income for 2011 includes revenue from sales by AeroTurbine of engines, aircraft and parts, presented net of cost of sales on our consolidated statement of income, since our acquisition date of AeroTurbine of October 7, 2011.